Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2010-4 CIK # Not Applicable
		CitiMortgage	559	154,579,575.16	100.00%	1	475,000.00	0.31%	1	475,000.00	0.31%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			559	154,579,575.16	100.00%	1	475,000.00	0.31%	1	475,000.00	0.31%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[2]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2011-2 CIK # Not Applicable
		CitiMortgage	388	95,909,472.69	100.00%	0	-	0.00%	1	172,140.25	0.18%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			388	95,909,472.69	100.00%	0	-	0.00%	1	172,140.25	0.18%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

2 The Securitizer disclosed in its quarterly filing made February 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by CitiMortgage subject to a demand to repurchase or replace such asset was pending repurchase or replacement (the “2011-2 Pending Asset”). As disclosed herein, the 2011-2 Pending Asset was repurchased during the 3-month period ending March 31, 2013.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[3]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-4 CIK # Not Applicable
		CitiFinancial	354	41,689,356.71	100.00%	0	-	0.00%	1	97,803.05	0.23%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			354	41,689,356.71	100.00%	0	-	0.00%	1	97,803.05	0.23%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

3 The Securitizer disclosed in its quarterly filing made February 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by CitiFinancial subject to a demand to repurchase or replace such asset was pending repurchase or replacement (the “2012-4 Pending Asset”). As disclosed herein, the 2012-4 Pending Asset was repurchased during the 3-month period ending March 31, 2013.